Investment Objectives and Goals	Nov. 25, 2025
Class A Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | PACE Mortgage-Backed Securities Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Mortgage-Backed Securities Fixed Income Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Current income.
Class A Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Intermediate Fixed Income Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Current income, consistent with reasonable stability of principal.
Class A Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Strategic Fixed Income Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return consisting of income and capital appreciation.
Class A Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Municipal Fixed Income Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	High current income exempt from federal income tax.
Class A Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Global Fixed Income Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	High total return.
Class A Prospectus - PACE High Yield Investments | PACE High Yield Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE High Yield Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return.
Class A Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Large Co Value Equity Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation and dividend income.
Class A Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Large Co Growth Equity Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation.
Class A Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Small/Medium Co Value Equity Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation.
Class A Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Small/Medium Co Growth Equity Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation.
Class A Prospectus - PACE International Equity Investments | PACE International Equity Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE International Equity Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation.
Class A Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE International Emerging Markets Equity Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation.
Class A Prospectus - PACE Global Real Estate Securities Investments | PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Global Real Estate Securities Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return.
Class A Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Alternative Strategies Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Long-term capital appreciation.
Class P Prospectus - UBS Government Money Market Investments Fund | UBS Government Money Market Investments Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS Government Money Market Investments Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Current income consistent with preservation of capital and liquidity.
Class P Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | PACE Mortgage-Backed Securities Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Mortgage-Backed Securities Fixed Income Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Current income.
Class P Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Intermediate Fixed Income Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Current income, consistent with reasonable stability of principal.
Class P Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Strategic Fixed Income Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return consisting of income and capital appreciation.
Class P Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Municipal Fixed Income Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	High current income exempt from federal income tax.
Class P Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Global Fixed Income Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	High total return.
Class P Prospectus - PACE High Yield Investments | PACE High Yield Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE High Yield Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return.
Class P Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Large Co Value Equity Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation and dividend income.
Class P Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Large Co Growth Equity Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation.
Class P Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Small/Medium Co Value Equity Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation.
Class P Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Small/Medium Co Growth Equity Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation.
Class P Prospectus - PACE International Equity Investments | PACE International Equity Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE International Equity Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation.
Class P Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE International Emerging Markets Equity Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation.
Class P Prospectus - PACE Global Real Estate Securities Investments | PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Global Real Estate Securities Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return.
Class P Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Alternative Strategies Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Long-term capital appreciation.
Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | PACE Mortgage-Backed Securities Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Mortgage-Backed Securities Fixed Income Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Current income.
Class P2 Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Intermediate Fixed Income Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Current income, consistent with reasonable stability of principal.
Class P2 Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Strategic Fixed Income Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return consisting of income and capital appreciation.
Class P2 Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Municipal Fixed Income Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	High current income exempt from federal income tax.
Class P2 Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Global Fixed Income Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	High total return.
Class P2 Prospectus - PACE High Yield Investments | PACE High Yield Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE High Yield Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return.
Class P2 Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Large Co Value Equity Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation and dividend income.
Class P2 Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Large Co Growth Equity Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation.
Class P2 Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Small/Medium Co Value Equity Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation.
Class P2 Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Small/Medium Co Growth Equity Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation.
Class P2 Prospectus - PACE International Equity Investments | PACE International Equity Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE International Equity Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation.
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE International Emerging Markets Equity Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation.
Class P2 Prospectus - PACE Global Real Estate Securities Investments | PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Global Real Estate Securities Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return.
Class P2 Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Alternative Strategies Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Long-term capital appreciation.
UBS Government Money Market Investments Fund | UBS Government Money Market Investments Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS Government Money Market Investments Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Current income consistent with preservation of capital and liquidity.